Subsequent Events (Details) - Secured Debt - Hercules Technology Growth Capital - Loans Payable		18 Months Ended
	Jan. 15, 2018	Jun. 30, 2020
Subsequent Event [Line Items]
Debt payments deferred, consecutive period	13 months
Subsequent Event
Subsequent Event [Line Items]
Debt payments deferred, consecutive period	13 months
Scenario, Forecast
Subsequent Event [Line Items]
Amortization of principal and interest, consecutive period		18 months